Summary of Significant Accounting Policies (Details)		6 Months Ended			12 Months Ended
	Jul. 27, 2023 JPY (¥)	Oct. 31, 2024 JPY (¥) ¥ / shares	Oct. 31, 2024 USD ($) $ / shares	Oct. 31, 2023 JPY (¥)	Apr. 30, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Apr. 26, 2024 JPY (¥)	May 01, 2023 JPY (¥)	Apr. 30, 2023 JPY (¥)
Summary of Significant Accounting Policies [Line Items]
Exchange rate | (per share)		¥ 152.35	$ 1
Federal deposit insurance corporation (in Dollars) | $						$ 250,000
Maturity of time deposit description		The Company purchased a time deposit of JPY100,000,000 on April 26, 2024 and the maturity is set on July 31, 2024.	The Company purchased a time deposit of JPY100,000,000 on April 26, 2024 and the maturity is set on July 31, 2024.
Time deposit							¥ 100,000,000
Interest rate percentage							0.025%
Accounts receivable, net								¥ 30,934,916
Allowance for expected credit loss
Gross proceeds				¥ 781,200,000
Accumulated deferred	¥ 114,170,860								¥ 212,160,121
Contract assets		37,233,604			40,359,303	244,395
Contract liabilities		2,404,025				15,780		¥ 1,397,470
Contract liabilities revenue				1,397,470
Advertising expenses		15,088,528	99,039	¥ 11,088,923
Government grants		21,255,000				139,514
Government grant benefit recognized		1,255,000	$ 8,238
Deferred income		¥ 20,000,000				131,277
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Tax benefit		50.00%	50.00%
Deposit Insurance Corporation of Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred costs		¥ 243,979,277			¥ 469,397,355
Federal Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred costs | $						$ 1,601,440
One Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		14.50%	14.50%		33.30%
One Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		40.00%	40.00%	86.10%
Two Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		13.30%	13.30%		14.90%
Two Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		14.30%	14.30%	12.00%
Three Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		13.40%	13.40%
Four Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		11.20%	11.20%
Five Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		10.30%	10.30%
Related Party Transaction [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s securities holding percentage		10.00%				10.00%
One Major Client [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		99.20%	99.20%		98.60%
One Major Client [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		51.20%	51.20%	70.10%
Two Major Client [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		41.00%	41.00%
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Gross proceeds	¥ 781,200,000
Accumulated deferred									¥ 326,330,981